INCOME TAXES - Carryforwards (Details) $ in Millions	Oct. 31, 2024 USD ($)
Net Operating loss carryforwards
Federal net operating loss carryforwards	$ 12
State net operating loss carryforwards	39
Foreign net operating loss carryforwards	280
Foreign
Net Operating loss carryforwards
Net operating loss carryforwards, subject to expiration	82
Net operating loss carryforwards, not subject to expiration	198
Domestic
Capital Loss Carryforward
Capital loss carryforwards	110
State
Tax Credit Carryforwards
Tax credit carryforwards	$ 92